Impairment of non-financial assets	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Impairment of non-financial assets
12.	Impairment of non-financial assets
There were no material impairment losses for the fiscal years ended March 31 , 2021, 2022 and 2023.